Warrant Liabilities - Schedule of Movement of Fair Value of Warrant (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Movement of Fair Value of Warrant [Abstract]
At beginning of the year	RM 1,964,335	$ 439,409
Exercised	(1,913,443)	(428,025)
Fair value change	151,891	33,977	1,964,335
Currency realignment	(53,896)	(12,056)
At end of the year	RM 148,887	$ 33,305	RM 1,964,335